Trade and other receivables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure of trade and other receivables [text block]

11 Trade and other receivables

(€ million)	December 31, 2017	December 31, 2016
Trade receivables	10,182	11,186
Financing receivables
- for operating purposes – short-term	84	86
- for operating purposes – current portion of long-term receivables	23	72
- for non-operating purposes	209	385
	316	543
Other receivables
- from disposals	597	171
- other	4,642	5,693
	5,239	5,864
	15,737	17,593

Trade receivables decreased by €1,004 million, of which €706 million related to the Gas & Power segment.

At December 31, 2017, Eni sold without recourse trade receivables due in 2018 for €2,051 million (€1,769 million at December 31, 2016 due in 2017). Derecognized receivables related to the Gas & Power segment for €1,722 million and to the Refining & Marketing and Chemical segment for €329 million (€1,434 million e €335 million at December 31, 2016, respectively).

Receivables are stated net of the valuation allowance for doubtful accounts of  €2,729 million (€2,371 million at December 31, 2016):

(€ million)	Trade receivables	Financing receivables	Other receivables	Total
Carrying amount at December 31, 2016	1,817	68	486	2,371
Additions	539	31	388	927
Deductions	(448)	(1)	(6)	(455)
Other changes	(60)	(8)	(77)	(114)
Carrying amount at December 31, 2017	1,848	90	791	2,729

Additions to the allowance for doubtful accounts amounted to €539 million (€503 million in 2016) and related essentially to: (i) the Gas & Power segment for €446 million, particularly in the retail business. Eni adopted mitigation measures regarding the counterparty risk leveraging on specific actions of credit recovery and specialized external services; (ii) the Exploration& Production segment for €55 million and include impairments of trade receivables towards Venezuelan counterparties for €19 million.

Deductions amounting to €448 million (€607 million in 2016) related to the Gas & Power segment for €400 million and related to the recognition of losses on doubtful accounts in the retail business.

The aging of trade and other receivables is presented below:

	December 31, 2017		December 31, 2016
(€ million)	Trade receivables	Other receivables	Trade receivables	Other receivables
Neither impaired nor past due	8,800	4,604	9,243	4,869
Impaired (net of the valuation for doubtful accounts)	567	31	759	432
Not impaired and past due in the following periods:
- within 90 days	478	21	744	58
- 3 to 6 months	46	9	49	81
- 6 to 12 months	147	202	69	249
- over 12 months	144	372	322	175
	815	604	1,184	563
	10,182	5,239	11,186	5,864

The Group has not booked any counterparty loss on certain trade and other receivables which were overdue at the balance sheet date, because they pertained to highly-rated Italian and foreign public administrations, to other highly-reliable counterparties for supplies of oil, natural gas, refined and chemical products and to retail customers of the Gas & Power segment overdue by less than 90 days.

Trade receivables of the Exploration & Production segment outstanding at December 31, 2017 amounted to €1,323 million (€1,764 million at December 31, 2016) and included receivables of €438 million (€611 million at December 31, 2016) in connection with supplies of equity hydrocarbons to State-owned oil companies in Egypt. The overdue amount of  €420 million ($443 million) outstanding as of 31 December 2016 was completely collected during 2017 through the implementation of commercial and industrial agreements with the counterparties which dated back to 2015 when the Company started its actions to address the issue of overdue trade receivables in Egypt. Furthermore, the amount included receivables due by State-owned companies in Iran. The overdue amount of  €264 million outstanding as of 31 December 2016 was completely collected in 2017 through the implementation of a Settlement Agreement signed in 2015. Under the terms of the agreement, an Eni’s subsidiary imported and traded volumes of crude oil owned by the Iranian state companies, attributing Eni a rate of the proceeds of each deal.

Trade receivables in currencies other than euro amounted to €2,942 million (€3,629 million at December 31, 2016).

Financing receivables not associated with operating activities amounted to €209 million (€385 million at December 31, 2016) and related to: (i) deposits of Eni Insurance DAC for €127 million (€225 million at December 31, 2016); (ii) restricted deposits in escrow for €68 million of Eni Trading & Shipping SpA (€137 million at December 31, 2016) of which €39 million with BNP Paribas and €29 million with third counterparties.

Financing receivables in currencies other than euro amounted to €82 million (€121 million at December 31, 2016).

Other receivables net of allowances for doubtful account were as follows:

(€ million)	December 31, 2017	December 31, 2016
Receivables originated from divestments	597	171
Accounts receivable from
- joint venture partners in exploration and production	3,369	4,111
- prepayments for services	261	372
- insurance companies	157	147
- non-financial government entities	2	49
- factoring arrangements	28	81
- non-Italian oil entities for oil tax refunds	32	40
- other receivables	793	893
	4,642	5,693
	5,239	5,864

Receivables from divestments amounted to €597 million (€171 million at December 31, 2016) and related: (i) for €153 million (€166 million at December 31, 2016) to the third and last instalment of a receivable on the divestment of a 1.71% interest in the Kashagan project to the local partner KazMunayGas based on the agreements defined between the international partners of the North Caspian Sea PSA and the Kazakh government, which enacted a new contractual framework for managing project operations. The repayment scheme of the receivable was triggered by achievement of the agreed target production level of the Kashagan field that was reached in 2016; (ii) the current portion of the deferred consideration of the divestment of the two interests of respectively 10% and 30% in the Zohr project in Egypt for an overall amount of  €442 million ($530 million). The recovery of the receivable is expected by May and June 2018. The non-current portion is provided in note 23 — Other non-current assets.

Other receivables of €4,642 million (€5,693 million at December 31, 2016) included €3,369 million (€4,111 million at December 31, 2016) of receivables owed by Eni’s partners in unincorporated joint ventures that are currently executing exploration and production projects. The largest outstanding amount as of December 31, 2017 related to local partners in Nigeria (€1,507 million) and among these, in particular: (a) receivables for the cash calls due by the Nigerian national oil company NNPC for €713 million (€716 million at December 31, 2016). Changes from the previous year related to receivables accrued during the year for €484 million and collections of €398 million, of which €350 million related to receivables accrued during the year. The closing balance included overdue receivables of €646 million ($775 million) relating to the cash calls due by the State oil Company in projects operated by Eni subject to a repayment agreement. Under the terms of the agreement, the overdue amounts will be reimbursed to Eni through the sale of the production entitlement pertaining to the State Company derived from development projects with low risk profile (rigless). Based on Eni’s Brent price scenario, the reimbursement will be accomplished over a time horizon of three to five years. Consequently, these overdue receivables of €570 million ($684 million) are stated in the balance sheet net of discount factor; (b) a receivable related to contractual recovery of costs incurred for an operated oil project under arbitration procedure of €153 million. The opening balance of €382 million included another receivable related to a non-operated oil project that has been completely written down in 2017 for €214 million. The assumptions for the recovery of the outstanding receivable through a commercial agreement are confirmed.

Additions to the allowance for doubtful accounts of other receivables of  €388 million mainly related to the Exploration & Production segment for €375 million and were mainly taken in connection with the receivables described in the paragraph above and towards the State owned Venezuelan company PDVSA.

Other receivables in currencies other than euro amounted to €4,799 million (€5,253 million at December 31, 2016).

Because of the short-term maturity and conditions of remuneration of trade and other receivables, the fair value approximated the carrying amount.

Receivables with related parties are described in note 47 — Transactions with related parties.